Consolidated Statements of Operations (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales	$ 965,973	$ 946,126	$ 948,469
Cost of sales (exclusive of amortization of intangible assets of $36,343, $37,884 and $38,017 for the year ended December 31, 2010, 2009 and 2008, respectively)	345,270	338,719	350,177
Gross profit	620,703	607,407	598,292
Operating expenses:
Selling, general and administrative	432,261	420,758	439,059
Research and development	21,892	23,540	26,938
Amortization and impairment of intangible assets	77,523	84,252	98,954
Impairment of assets held for sale	1,147
Total operating expenses	532,823	528,550	564,951
Operating income	87,880	78,857	33,341
Other income (expense):
Interest expense	(155,181)	(157,032)	(173,162)
Interest income	310	1,033	1,662
Loss on modification and extinguishment of debt	(19,798)
Other income (expense), net	859	6,073	(9,205)
Total other income (expense)	(173,810)	(149,926)	(180,705)
Loss before income taxes	(85,930)	(71,069)	(147,364)
Income tax benefit	34,255	21,678	49,681
Loss from continuing operations	(51,675)	(49,391)	(97,683)
Income (loss) from discontinued operations, net of tax		(319)	946
Net (loss) income	(51,675)	(49,710)	(96,737)
Net income attributable to noncontrolling interests	(857)	(723)	(1,049)
Net (loss) income attributable to DJO Finance LLC	$ (52,532)	$ (50,433)	$ (97,786)